Stockholders' Equity (Warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jun. 15, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Number of securities called by warrants (in shares)	9,259,777
Proceeds from Investment Agreement	$ 495,000
Proceeds allocated to debt	481,000
Proceeds allocated to warrants	$ 14,000		$ 0	$ 14,041	$ 0
Payments for Repurchase of Warrants		$ 33,700	$ 0	$ 33,650	$ 0
Warrants Repurchased Rate		48.00%
Shares issued (in shares)		3,100,000
Proceeds from warrant exercises		$ 6,500
Exercise Price Range One
Class of Stock [Line Items]
Exercise price of warrants (usd per share)	$ 6.64
Exercise Price Range Two
Class of Stock [Line Items]
Exercise price of warrants (usd per share)	$ 8.32